UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim INVESCO ADR Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$297,082,786
Cash	19,118
Cash denominated in foreign currencies (2)	15,363
Collateral for securities loaned	67,587,491
Dividends receivable	794,574
Subscriptions receivable	437,167
Receivable for investments sold	0
Variation margin on futures contracts	0

Total assets	365,936,499

LIABILITIES:
Due to investment adviser	249,093
Payable upon return of securities loaned	67,587,491
Redemptions payable	925,609
Payable for investments purchased	2,035,913
Payable to custodian	0

Total liabilities	70,798,106

NET ASSETS	$295,138,393

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,371,508
Additional paid-in capital	195,029,502
Net unrealized appreciation on investments	76,126,766
Undistributed net investment income	4,541,098
Accumulated net realized gain on investments	18,069,519

NET ASSETS	$295,138,393

NET ASSET VALUE PER OUTSTANDING SHARE	$21.52
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	180,000,000
Outstanding	13,715,082

(1) Cost of investments in securities:	$220,956,104
(2) Cost of cash denominated in foreign currencies:	15,279
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$192,314
Income from securities lending	125,624
Dividends	5,566,702
Foreign withholding tax	(572,607)

Total income	5,312,033

EXPENSES:
Audit fees	6,764
Bank and custodial fees	22,931
Investment administration	68,601
Management fees	1,402,997
Other expenses	14,492

Total expenses	1,515,785

Less amount reimbursed by investment adviser

Net expenses	1,515,785

NET INVESTMENT INCOME	3,796,248

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	16,767,666
Change in net unrealized appreciation on investments	5,167,774

Net realized and unrealized gain on investments	21,935,440

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,731,688
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INVESCO ADR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,796,248	$5,157,750
Net realized gain on investments	16,767,666	34,765,059
Change in net unrealized appreciation on investments	5,167,774	15,773,680

Net increase in net assets resulting from operations	25,731,688	55,696,489

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	0	(4,412,900)
From net realized gains	0	(36,853,052)

Total distributions	0	(41,265,952)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	57,308,130	111,637,076
Reinvestment of distributions	0	41,265,952
Redemptions of shares	(63,985,789)	(173,045,840)

Net decrease in net assets resulting from share transactions	(6,677,659)	(20,142,812)

Total increase (decrease) in net assets	19,054,029	(5,712,275)

NET ASSETS:
Beginning of period	276,084,364	281,796,639

End of period (1)	$295,138,393	$276,084,364
	0	0
OTHER INFORMATION:
SHARES:
Sold	2,790,784	5,428,078
Issued in reinvestment of distributions	0	2,102,370
Redeemed	(3,108,647)	(8,586,933)

Net decrease	(317,863)	(1,056,485)

(1) Including undistributed net investment income	$4,541,098	$744,850
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM INVESCO ADR PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$19.67		$18.68	$17.21	$14.61	$11.28	$13.24
Income from Investment Operations
Net investment income	0.28		0.41	0.27	0.26	0.19	0.22
Net realized and unrealized gain (loss)	1.57		3.99	1.67	2.60	3.33	(1.96)
Total Income (Loss) From
Investment Operations	1.85		4.40	1.94	2.86	3.52	(1.74)
Less Distributions
From net investment income	0.00		(0.36)	(0.27)	(0.26)	(0.19)	(0.22)
From net realized gains	0.00		(3.05)	(0.20)

Total Distributions	0.00		(3.41)	(0.47)	(0.26)	(0.19)	(0.22)

Net Asset Value, End of Period	$21.52		$19.67	$18.68	$17.21	$14.61	$11.28

Total Return	9.41%	w	23.89%	11.29%	19.64%	31.30%	(13.16%)

Net Assets, End of Period ($000)	$295,138		$276,084	$281,797	$221,799	$190,483	$116,405
Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.07%	*	1.08%	1.06%	1.07%	1.08%	1.12%
- After Reimbursement #	1.07%	*	1.08%	1.06%	1.06%	1.08%	1.11%
Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement	2.69%	*	1.99%	1.59%	1.65%	1.60%	1.80%
- After Reimbursement #	2.69%	*	1.99%	1.59%	1.64%	1.60%	1.81%
Portfolio Turnover Rate	15.08%	w	33.84%	35.83%	23.88%	29.46%	22.52%
#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 1.82%
166,900 BAE Systems PLC sponsored ADR ^^	5,382,525
$5,382,525

AUTO PARTS & EQUIPMENT --- 2.01%
23,000 Compagnie Generale des Etablissements Michelin Class B	3,232,794
128,900 NOK Corp	2,721,949
$5,954,743

AUTOMOBILES --- 2.14%
55,800 Bayerische Motoren Werke AG	3,625,848
21,797 Toyota Motor Corp sponsored ADR	2,743,806
$6,369,654

BUILDING MATERIALS --- 0.45%
36,436 Cemex SAB de CV	1,344,488
$1,344,488

CHEMICALS --- 3.48%
42,400 BASF AG sponsored ADR ^^	5,542,104
36,500 Shin-Etsu Chemical Co Ltd	2,611,695
326,000 Sumitomo Chemical Co Ltd	2,192,309
$10,346,108

COMMUNICATIONS – EQUIPMENT --- 2.58%
192,100 Telefonaktiebolaget LM Ericsson ^^	7,662,869
$7,662,869

ELECTRIC COMPANIES --- 0.40%
54,235 Korea Electric Power Corp sponsored ADR	1,187,747
$1,187,747

ELECTRONIC INSTRUMENTS & EQUIP --- 5.28%
77,147 AU Optronics Corp ADR ^^	1,326,928
64,750 Koninklijke Philips Electronics NV NY Shrs	2,740,220
134,200 Sony Corp sponsored ADR	6,893,854
254,485 Thomson sponsored ADR ^^	4,718,152
$15,679,154

FOOD & BEVERAGES --- 7.74%
63,400 Diageo Capital PLC sponsored ADR	5,281,854
216,578 Heineken NV ADR	6,360,398
65,800 Nestle SA sponsored ADR	6,293,770
163,400 Unilever NV NY Shrs	5,068,668
$23,004,690

FOREIGN BANKS --- 15.51%
115,280 Credit Agricole SA	4,710,433
62,960 Credit Suisse Group sponsored ADR ^^	4,467,642
164,400 Danske Bank A/S unsponsored ADR ^^	3,361,980
94,800 HSBC Holdings PLC sponsored ADR ^^	8,699,796
13,400 Kookmin Bank	1,175,448
125,600 Lloyds TSB Group PLC sponsored ADR ^^	5,616,832
386,100 Mitsubishi UFJ Financial Group Inc ^^	4,254,822
234,300 Nordea AB	3,682,777
564,200 Royal Bank of Scotland Group PLC	7,177,411
79,673 Societe Generale sponsored ADR ^^	2,931,966
$46,079,107

INSURANCE RELATED --- 5.84%
434,375 Aegon NV	8,535,469
63,200 ING Groep NV sponsored ADR	2,778,904
196,300 Zurich Financial Services AG ADR	6,026,410
$17,340,783

INVESTMENT BANK/BROKERAGE FIRM --- 1.21%
184,500 Nomura Holdings Inc ADR ^^	3,582,990
$3,582,990

MACHINERY --- 1.82%
40,700 SMC Corp	5,421,157
$5,421,157

MISCELLANEOUS --- 1.91%
114,000 Hutchison Whampoa Ltd ADR ^^	5,661,434
$5,661,434

OFFICE EQUIPMENT & SUPPLIES --- 2.39%
121,300 Canon Inc sponsored ADR ^^	7,113,032
$7,113,032

OIL & GAS --- 10.77%
116,665 BP PLC sponsored ADR	8,416,213
31,140 EnCana Corp	1,913,553
52,500 Eni SpA sponsored ADR	3,798,375
12,500 Petroleo Brasileiro SA ADR	1,515,875

65,065 Repsol YPF SA sponsored ADR ^^	2,518,016
41,439 Royal Dutch Shell PLC ADR	3,453,941
31,900 Sasol Ltd sponsored ADR	1,197,526
112,600 Statoil ASA sponsored ADR ^^	3,491,726
70,200 Total SA sponsored ADR ^^	5,684,796
$31,990,021

PAPER & FOREST PRODUCTS --- 2.79%
160,600 Stora Enso OYJ sponsored ADR ^^	3,008,038
214,525 UPM-Kymmene OYJ sponsored ADR ^^	5,268,734
$8,276,772

PHARMACEUTICALS --- 7.82%
129,200 Glaxosmithkline PLC ADR	6,766,204
165,300 Novartis AG ADR	9,268,370
89,700 Sanofi-Aventis	3,612,219
55,600 Takeda Chemical Industries Ltd	3,594,526
$23,241,319

PHOTOGRAPHY/IMAGING --- 2.47%
164,300 FUJIFILM Holdings Corp	7,331,066
$7,331,066

PRINTING & PUBLISHING --- 1.48%
85,300 Reed Elsevier PLC sponsored ADR	4,410,010
$4,410,010

RAILROADS 1.17%
452 East Japan Railway Co	3,487,513
$3,487,513

REAL ESTATE --- 0.95%
214,960 Cheung Kong Holdings Ltd	2,815,568
$2,815,568

RETAIL --- 4.89%
502,470 Kingfisher PLC sponsored ADR	4,566,799
153,100 Seven & I Holdings Co Ltd	4,376,950
916,400 William Morrison Supermarkets PLC	5,571,310
$14,515,059

TELEPHONE & TELECOMMUNICATIONS 9.19%
96,867 BCE Inc ^^	3,660,604
120,000 Nippon Telegraph & Telephone Corp sponsored ADR	2,660,400
303,300 Nokia OYJ sponsored ADR	8,525,763
35,200 PT Telekomunikasi Indonesia sponsored ADR ^^	1,517,120
50,950 Telefonos de Mexico SA de CV sponsored ADR ^^	1,930,496
268,112 Vodafone Group PLC sponsored ADR	9,016,607

$27,310,990

TRANSPORTATION --- 1.65%
108,702 TNT NV ADR	4,907,765
$4,907,765

TOTAL COMMON STOCK --- 97.76%	$290,416,564
(Cost $214,289,882)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

6,668,000 Federal Home Loan Bank	6,666,222
4.870% July 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 2.24%	$6,666,222

(Cost $6,666,222)

TOTAL MAXIM INVESCO ADR PORTFOLIO --- 100%	$297,082,786
(Cost $220,956,104)

Legend

^^ A portion or all of the security is on loan at June 30, 2007. The cash collateral received for the security on loan has been invested in undivided joint repurchase agreements, 5.35% - 5.42%, to be repurchased on 07/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

ADR – American Depository Receipt

See Attached Summary of Investments by Country.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
JUNE 30, 2007
UNAUDITED

		% of Portfolio
Country	Value ($)	Investments
Brazil	$1,515,875	0.51%
Canada	5,574,157	1.88%
Denmark	3,361,980	1.13%
Finland	16,802,535	5.66%
France	24,890,360	8.38%
Germany	9,167,952	3.09%
Hong Kong	8,477,002	2.85%

Indonesia	1,517,120	0.51%
Italy	3,798,375	1.28%
Japan	56,242,263	18.93%
Korea	2,363,195	0.80%
Mexico	3,274,984	1.10%
Netherlands	30,391,424	10.23%
Norway	3,491,726	1.18%
South Africa	1,197,526	0.40%
Spain	2,518,016	0.85%
Sweden	11,345,646	3.82%
Switzerland	26,056,192	8.77%
Taiwan	1,326,928	0.45%
United Kingdom	74,359,502	25.01%
United States	9,410,028	3.17%
	$297,082,786	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim INVESCO ADR Portfolio

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim INVESCO ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used.

Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $43,538,106 and $41,693,814, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $222,264,869. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $76,421,567 and gross depreciation of securities in which there was an excess of tax cost over value of $1,603,650 resulting in net appreciation of $74,817,917.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $67,106,894 and received collateral of $67,587,491 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007